Leases Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases	LEASES
On January 1, 2019, the Company adopted ASU 2016-02, Leases (ASC Topic 842) and the following subsequent ASUs which amended the guidance: ASU 2018-01, Land Easement Practical Expedient for Transition to Topic 842, ASU 2018-10, Codification Improvements, and ASU 2018-11, Leases Targeted Improvements, and ASU 2018-20, Narrow-Scope Improvements for Lessors. The new leasing standard requires lessees to recognize a ROU asset and lease liability for leases classified as an operating lease. The significant effects of adopting this standard and the qualitative and quantitative disclosures required to enable users of the financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases are included in Note 1 — Accounting Policies and below.
Adoption of the new standard had a material impact on our balance sheets but did not have a material impact on our statements of operations. On January 1, 2019, the Company recorded ROU assets of $43.2 million (net of lease incentives and prepaid or deferred rent of $15.7 million), current lease liability of $2.8 million and non-current lease liability of $56.1 million related to our operating leases. The Company currently does not have finance leases. We elected to implement the new leasing standard retrospectively at the beginning of the period of adoption through a cumulative-effect adjustment. Under this approach, prior year results are not required to be restated and disclosures associated with prior periods are reported under ASC Topic 840.
Lessee Leases
The Company elected to use the transition practical expedient which allows an entity not to reassess whether any expired or existing contracts are, or contain, leases; the lease classification for any expired or existing leases; and the initial direct costs for any existing leases. The practical expedient also allows an entity not to reassess whether existing or expired land easements that were not previously accounted for as a lease under ASC Topic 840 was also elected. The Company elected not to separate lease and non-lease components for its building leases and has elected not to record a ROU asset and lease liability for short-term leases. Short-term leases are defined as leases with a term of 12 months or less at the commencement date, including extension options that are reasonably certain of being exercised, and do not include an option to purchase the underlying asset. Short-term lease costs for the period were not material.
Washington Gas has operating leases for our corporate headquarters and other corporate offices, communication tower space, and certain office equipment. Our leases have remaining lease terms from 1 to 22 years. Some of the leases include options to extend the lease terms for 1 to 5 years with prior written notice or automatically renew if either party does not provide intent to terminate. The leases generally have options to terminate with notice prior to the end of the lease term based on the contract terms. Refer to Note 16 — Related Party Transactions for discussion of leases with associated companies.
The following table provides our expected operating lease payments at December 31, 2019.

Maturity of Operating Lease Liabilities
(In millions)	December 31, 2019
2020	$6.0
2021	5.6
2022	5.5
2023	5.5
2024	5.6
Thereafter	46.3
Total lease payments	$74.5
Less: Interest	(15.0)
Present Value of Lease Liabilities	$59.5
Rent expense for the calendar year ended December 31, 2019, three months ended December 31, 2018, and fiscal years ended September 30, 2018 and 2017 was $5.2 million, $0.6 million, $5.8 million and $5.3 million, respectively.
The following table provides supplemental cash flow information related to operating leases for the calendar year ended December 31, 2019.

Supplemental Cash Flow Information Related to Operating Leases
($ in millions)	Calendar Year Ended December 31, 2019
Cash paid for amounts included in the lease liabilities in the operating cash flows	$2.9
Operating lease cost (including variable lease costs of $1.9 million)	$7.1
Right-of-use assets obtained in exchange for new operating lease liabilities	$1.5
At December 31, 2019, the weighted average remaining lease term for operating leases was 13.3 years, and the weighted average discount rate was 3.32%.
Lessor Leases
The Company also has lessor leases for land, office space and communication tower space that are classified as operating leases. The accounting for these operating leases remained unchanged upon the adoption of ASC 842. Washington Gas has elected not to separate the lease and non-lease components for its building leases. Our leases have remaining lease terms ranging from less than a year to 81 years. Some of the leases include options to extend the lease terms for 1 to 5 years with prior written notice or automatically renew if the lessee does not provide intent not to renew. The leases generally have options to terminate the leases with notice prior to the end of the lease term based on the contract terms. The lease agreements do not contain material residual value guarantees.
The following table summarizes the future operating lease payments to be received associated with these leases.

Maturity of Operating Lease Payments(a)
(In millions)	December 31, 2019
2020	$0.9
2021	0.7
2022	0.7
2023	0.7
2024	0.6
Thereafter	57.8
Total lease payments	$61.4
(a) The payments are presented on an undiscounted basis
The property, plant and equipment associated with these leases are not material. For information on the lease income recognized during the period, see the Disaggregated Revenue by Type of Service table in Note 2 — Revenue from Contracts with Customers.
During the calendar year ended December 31, 2019, Washington Gas did not record any impairments related to our leased assets.

Leases	LEASES
On January 1, 2019, the Company adopted ASU 2016-02, Leases (ASC Topic 842) and the following subsequent ASUs which amended the guidance: ASU 2018-01, Land Easement Practical Expedient for Transition to Topic 842, ASU 2018-10, Codification Improvements, and ASU 2018-11, Leases Targeted Improvements, and ASU 2018-20, Narrow-Scope Improvements for Lessors. The new leasing standard requires lessees to recognize a ROU asset and lease liability for leases classified as an operating lease. The significant effects of adopting this standard and the qualitative and quantitative disclosures required to enable users of the financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases are included in Note 1 — Accounting Policies and below.
Adoption of the new standard had a material impact on our balance sheets but did not have a material impact on our statements of operations. On January 1, 2019, the Company recorded ROU assets of $43.2 million (net of lease incentives and prepaid or deferred rent of $15.7 million), current lease liability of $2.8 million and non-current lease liability of $56.1 million related to our operating leases. The Company currently does not have finance leases. We elected to implement the new leasing standard retrospectively at the beginning of the period of adoption through a cumulative-effect adjustment. Under this approach, prior year results are not required to be restated and disclosures associated with prior periods are reported under ASC Topic 840.
Lessee Leases
The Company elected to use the transition practical expedient which allows an entity not to reassess whether any expired or existing contracts are, or contain, leases; the lease classification for any expired or existing leases; and the initial direct costs for any existing leases. The practical expedient also allows an entity not to reassess whether existing or expired land easements that were not previously accounted for as a lease under ASC Topic 840 was also elected. The Company elected not to separate lease and non-lease components for its building leases and has elected not to record a ROU asset and lease liability for short-term leases. Short-term leases are defined as leases with a term of 12 months or less at the commencement date, including extension options that are reasonably certain of being exercised, and do not include an option to purchase the underlying asset. Short-term lease costs for the period were not material.
Washington Gas has operating leases for our corporate headquarters and other corporate offices, communication tower space, and certain office equipment. Our leases have remaining lease terms from 1 to 22 years. Some of the leases include options to extend the lease terms for 1 to 5 years with prior written notice or automatically renew if either party does not provide intent to terminate. The leases generally have options to terminate with notice prior to the end of the lease term based on the contract terms. Refer to Note 16 — Related Party Transactions for discussion of leases with associated companies.
The following table provides our expected operating lease payments at December 31, 2019.

Maturity of Operating Lease Liabilities
(In millions)	December 31, 2019
2020	$6.0
2021	5.6
2022	5.5
2023	5.5
2024	5.6
Thereafter	46.3
Total lease payments	$74.5
Less: Interest	(15.0)
Present Value of Lease Liabilities	$59.5
Rent expense for the calendar year ended December 31, 2019, three months ended December 31, 2018, and fiscal years ended September 30, 2018 and 2017 was $5.2 million, $0.6 million, $5.8 million and $5.3 million, respectively.
The following table provides supplemental cash flow information related to operating leases for the calendar year ended December 31, 2019.

Supplemental Cash Flow Information Related to Operating Leases
($ in millions)	Calendar Year Ended December 31, 2019
Cash paid for amounts included in the lease liabilities in the operating cash flows	$2.9
Operating lease cost (including variable lease costs of $1.9 million)	$7.1
Right-of-use assets obtained in exchange for new operating lease liabilities	$1.5
At December 31, 2019, the weighted average remaining lease term for operating leases was 13.3 years, and the weighted average discount rate was 3.32%.
Lessor Leases
The Company also has lessor leases for land, office space and communication tower space that are classified as operating leases. The accounting for these operating leases remained unchanged upon the adoption of ASC 842. Washington Gas has elected not to separate the lease and non-lease components for its building leases. Our leases have remaining lease terms ranging from less than a year to 81 years. Some of the leases include options to extend the lease terms for 1 to 5 years with prior written notice or automatically renew if the lessee does not provide intent not to renew. The leases generally have options to terminate the leases with notice prior to the end of the lease term based on the contract terms. The lease agreements do not contain material residual value guarantees.
The following table summarizes the future operating lease payments to be received associated with these leases.

Maturity of Operating Lease Payments(a)
(In millions)	December 31, 2019
2020	$0.9
2021	0.7
2022	0.7
2023	0.7
2024	0.6
Thereafter	57.8
Total lease payments	$61.4
(a) The payments are presented on an undiscounted basis
The property, plant and equipment associated with these leases are not material. For information on the lease income recognized during the period, see the Disaggregated Revenue by Type of Service table in Note 2 — Revenue from Contracts with Customers.
During the calendar year ended December 31, 2019, Washington Gas did not record any impairments related to our leased assets.